Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Variable Insurance Products Fund III
Entity Central Index Key	0000927384
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
VIP Value Strategies Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Value Strategies Portfolio
Class Name	VIP Value Strategies Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Value Strategies Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 47	0.84%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.84%
Net Assets	$ 1,200,298,221
Holdings Count | shares	184
Investment Company Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,200,298,221
Number of Holdings	184
Portfolio Turnover	164%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.9 Financials 17.9 Health Care 13.0 Consumer Discretionary 10.8 Information Technology 7.8 Energy 7.6 Utilities 5.8 Real Estate 4.8 Materials 4.0 Consumer Staples 3.8 Communication Services 1.5 Common Stocks 100.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.9 Short-Term Investments and Net Other Assets (Liabilities) - (0.9)% United States 91.3 Canada 3.1 United Kingdom 1.0 France 0.7 Israel 0.6 Switzerland 0.5 Germany 0.5 Puerto Rico 0.5 Luxembourg 0.4 Others 1.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.3 Canada - 3.1 United Kingdom - 1.0 France - 0.7 Israel - 0.6 Switzerland - 0.5 Germany - 0.5 Puerto Rico - 0.5 Luxembourg - 0.4 Others - 1.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Western Digital Corp 2.2 Xcel Energy Inc 1.3 Welltower Inc 1.1 Delta Air Lines Inc 1.1 Iron Mountain Inc 1.1 PG&E Corp 1.0 Apollo Global Management Inc 1.0 Terex Corp 1.0 Keurig Dr Pepper Inc 1.0 Carnival Corp Ltd 0.9 11.7
VIP Value Strategies Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Value Strategies Portfolio
Class Name	VIP Value Strategies Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Value Strategies Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 39	0.69%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.69%
Net Assets	$ 1,200,298,221
Holdings Count | shares	184
Investment Company Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,200,298,221
Number of Holdings	184
Portfolio Turnover	164%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.9 Financials 17.9 Health Care 13.0 Consumer Discretionary 10.8 Information Technology 7.8 Energy 7.6 Utilities 5.8 Real Estate 4.8 Materials 4.0 Consumer Staples 3.8 Communication Services 1.5 Common Stocks 100.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.9 Short-Term Investments and Net Other Assets (Liabilities) - (0.9)% United States 91.3 Canada 3.1 United Kingdom 1.0 France 0.7 Israel 0.6 Switzerland 0.5 Germany 0.5 Puerto Rico 0.5 Luxembourg 0.4 Others 1.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.3 Canada - 3.1 United Kingdom - 1.0 France - 0.7 Israel - 0.6 Switzerland - 0.5 Germany - 0.5 Puerto Rico - 0.5 Luxembourg - 0.4 Others - 1.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Western Digital Corp 2.2 Xcel Energy Inc 1.3 Welltower Inc 1.1 Delta Air Lines Inc 1.1 Iron Mountain Inc 1.1 PG&E Corp 1.0 Apollo Global Management Inc 1.0 Terex Corp 1.0 Keurig Dr Pepper Inc 1.0 Carnival Corp Ltd 0.9 11.7
VIP Value Strategies Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Value Strategies Portfolio
Class Name	VIP Value Strategies Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Value Strategies Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 37	0.66%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.66%
Net Assets	$ 1,200,298,221
Holdings Count | shares	184
Investment Company Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,200,298,221
Number of Holdings	184
Portfolio Turnover	164%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.9 Financials 17.9 Health Care 13.0 Consumer Discretionary 10.8 Information Technology 7.8 Energy 7.6 Utilities 5.8 Real Estate 4.8 Materials 4.0 Consumer Staples 3.8 Communication Services 1.5 Common Stocks 100.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.9 Short-Term Investments and Net Other Assets (Liabilities) - (0.9)% United States 91.3 Canada 3.1 United Kingdom 1.0 France 0.7 Israel 0.6 Switzerland 0.5 Germany 0.5 Puerto Rico 0.5 Luxembourg 0.4 Others 1.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.3 Canada - 3.1 United Kingdom - 1.0 France - 0.7 Israel - 0.6 Switzerland - 0.5 Germany - 0.5 Puerto Rico - 0.5 Luxembourg - 0.4 Others - 1.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Western Digital Corp 2.2 Xcel Energy Inc 1.3 Welltower Inc 1.1 Delta Air Lines Inc 1.1 Iron Mountain Inc 1.1 PG&E Corp 1.0 Apollo Global Management Inc 1.0 Terex Corp 1.0 Keurig Dr Pepper Inc 1.0 Carnival Corp Ltd 0.9 11.7
VIP Value Strategies Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Value Strategies Portfolio
Class Name	VIP Value Strategies Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Value Strategies Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 33	0.59%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.59%
Net Assets	$ 1,200,298,221
Holdings Count | shares	184
Investment Company Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,200,298,221
Number of Holdings	184
Portfolio Turnover	164%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.9 Financials 17.9 Health Care 13.0 Consumer Discretionary 10.8 Information Technology 7.8 Energy 7.6 Utilities 5.8 Real Estate 4.8 Materials 4.0 Consumer Staples 3.8 Communication Services 1.5 Common Stocks 100.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.9 Short-Term Investments and Net Other Assets (Liabilities) - (0.9)% United States 91.3 Canada 3.1 United Kingdom 1.0 France 0.7 Israel 0.6 Switzerland 0.5 Germany 0.5 Puerto Rico 0.5 Luxembourg 0.4 Others 1.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.3 Canada - 3.1 United Kingdom - 1.0 France - 0.7 Israel - 0.6 Switzerland - 0.5 Germany - 0.5 Puerto Rico - 0.5 Luxembourg - 0.4 Others - 1.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Western Digital Corp 2.2 Xcel Energy Inc 1.3 Welltower Inc 1.1 Delta Air Lines Inc 1.1 Iron Mountain Inc 1.1 PG&E Corp 1.0 Apollo Global Management Inc 1.0 Terex Corp 1.0 Keurig Dr Pepper Inc 1.0 Carnival Corp Ltd 0.9 11.7
VIP Mid Cap Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Mid Cap Portfolio
Class Name	VIP Mid Cap Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Mid Cap Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 45	0.79%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.79%
Net Assets	$ 9,541,667,259
Holdings Count | shares	183
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$9,541,667,259
Number of Holdings	183
Portfolio Turnover	70%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.3 Information Technology 20.2 Financials 15.0 Health Care 10.1 Consumer Discretionary 9.6 Real Estate 5.4 Energy 4.7 Consumer Staples 4.5 Utilities 3.4 Materials 3.4 Communication Services 1.2 Common Stocks 99.8 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 93.5 Canada 2.1 Taiwan 1.4 Belgium 0.7 Japan 0.6 Brazil 0.6 United Kingdom 0.4 France 0.3 Netherlands 0.2 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.5 Canada - 2.1 Taiwan - 1.4 Belgium - 0.7 Japan - 0.6 Brazil - 0.6 United Kingdom - 0.4 France - 0.3 Netherlands - 0.2 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) MKS Inc 1.9 Twilio Inc Class A 1.6 ITT Inc 1.5 East West Bancorp Inc 1.5 Silicon Motion Technology Corp ADR 1.4 US Foods Holding Corp 1.4 Comfort Systems USA Inc 1.4 RB Global Inc (United States) 1.3 Performance Food Group Co 1.3 ATI Inc 1.3 14.6
VIP Mid Cap Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Mid Cap Portfolio
Class Name	VIP Mid Cap Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Mid Cap Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 36	0.64%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.64%
Net Assets	$ 9,541,667,259
Holdings Count | shares	183
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$9,541,667,259
Number of Holdings	183
Portfolio Turnover	70%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.3 Information Technology 20.2 Financials 15.0 Health Care 10.1 Consumer Discretionary 9.6 Real Estate 5.4 Energy 4.7 Consumer Staples 4.5 Utilities 3.4 Materials 3.4 Communication Services 1.2 Common Stocks 99.8 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 93.5 Canada 2.1 Taiwan 1.4 Belgium 0.7 Japan 0.6 Brazil 0.6 United Kingdom 0.4 France 0.3 Netherlands 0.2 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.5 Canada - 2.1 Taiwan - 1.4 Belgium - 0.7 Japan - 0.6 Brazil - 0.6 United Kingdom - 0.4 France - 0.3 Netherlands - 0.2 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) MKS Inc 1.9 Twilio Inc Class A 1.6 ITT Inc 1.5 East West Bancorp Inc 1.5 Silicon Motion Technology Corp ADR 1.4 US Foods Holding Corp 1.4 Comfort Systems USA Inc 1.4 RB Global Inc (United States) 1.3 Performance Food Group Co 1.3 ATI Inc 1.3 14.6
VIP Mid Cap Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Mid Cap Portfolio
Class Name	VIP Mid Cap Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Mid Cap Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 35	0.61%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.61%
Net Assets	$ 9,541,667,259
Holdings Count | shares	183
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$9,541,667,259
Number of Holdings	183
Portfolio Turnover	70%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.3 Information Technology 20.2 Financials 15.0 Health Care 10.1 Consumer Discretionary 9.6 Real Estate 5.4 Energy 4.7 Consumer Staples 4.5 Utilities 3.4 Materials 3.4 Communication Services 1.2 Common Stocks 99.8 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 93.5 Canada 2.1 Taiwan 1.4 Belgium 0.7 Japan 0.6 Brazil 0.6 United Kingdom 0.4 France 0.3 Netherlands 0.2 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.5 Canada - 2.1 Taiwan - 1.4 Belgium - 0.7 Japan - 0.6 Brazil - 0.6 United Kingdom - 0.4 France - 0.3 Netherlands - 0.2 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) MKS Inc 1.9 Twilio Inc Class A 1.6 ITT Inc 1.5 East West Bancorp Inc 1.5 Silicon Motion Technology Corp ADR 1.4 US Foods Holding Corp 1.4 Comfort Systems USA Inc 1.4 RB Global Inc (United States) 1.3 Performance Food Group Co 1.3 ATI Inc 1.3 14.6
VIP Mid Cap Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Mid Cap Portfolio
Class Name	VIP Mid Cap Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Mid Cap Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 31	0.54%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.54%
Net Assets	$ 9,541,667,259
Holdings Count | shares	183
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$9,541,667,259
Number of Holdings	183
Portfolio Turnover	70%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.3 Information Technology 20.2 Financials 15.0 Health Care 10.1 Consumer Discretionary 9.6 Real Estate 5.4 Energy 4.7 Consumer Staples 4.5 Utilities 3.4 Materials 3.4 Communication Services 1.2 Common Stocks 99.8 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 93.5 Canada 2.1 Taiwan 1.4 Belgium 0.7 Japan 0.6 Brazil 0.6 United Kingdom 0.4 France 0.3 Netherlands 0.2 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.5 Canada - 2.1 Taiwan - 1.4 Belgium - 0.7 Japan - 0.6 Brazil - 0.6 United Kingdom - 0.4 France - 0.3 Netherlands - 0.2 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) MKS Inc 1.9 Twilio Inc Class A 1.6 ITT Inc 1.5 East West Bancorp Inc 1.5 Silicon Motion Technology Corp ADR 1.4 US Foods Holding Corp 1.4 Comfort Systems USA Inc 1.4 RB Global Inc (United States) 1.3 Performance Food Group Co 1.3 ATI Inc 1.3 14.6
VIP Growth Opportunities Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Growth Opportunities Portfolio
Class Name	VIP Growth Opportunities Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Growth Opportunities Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 43	0.80%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%
Net Assets	$ 5,280,341,930
Holdings Count | shares	197
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$5,280,341,930
Number of Holdings	197
Portfolio Turnover	100%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 53.8 Communication Services 21.3 Consumer Discretionary 8.1 Health Care 6.3 Industrials 4.9 Financials 3.6 Utilities 1.5 Consumer Staples 0.1 Energy 0.1 Materials 0.1 Common Stocks 97.7 Preferred Stocks 2.0 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.7 Preferred Stocks - 2.0 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 90.3 Taiwan 4.2 Singapore 1.7 Canada 1.0 Netherlands 1.0 United Kingdom 0.7 Finland 0.4 Thailand 0.2 Korea (South) 0.1 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.3 Taiwan - 4.2 Singapore - 1.7 Canada - 1.0 Netherlands - 1.0 United Kingdom - 0.7 Finland - 0.4 Thailand - 0.2 Korea (South) - 0.1 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 14.0 Alphabet Inc Class A 6.2 Alphabet Inc Class C 5.2 Microsoft Corp 4.2 Meta Platforms Inc Class A 4.2 Taiwan Semiconductor Manufacturing Co Ltd ADR 4.2 Amazon.com Inc 3.6 Micron Technology Inc 3.3 AppLovin Corp Class A 3.2 Eli Lilly & Co 3.0 51.1
VIP Growth Opportunities Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Growth Opportunities Portfolio
Class Name	VIP Growth Opportunities Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Growth Opportunities Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 35	0.65%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
Net Assets	$ 5,280,341,930
Holdings Count | shares	197
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$5,280,341,930
Number of Holdings	197
Portfolio Turnover	100%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 53.8 Communication Services 21.3 Consumer Discretionary 8.1 Health Care 6.3 Industrials 4.9 Financials 3.6 Utilities 1.5 Consumer Staples 0.1 Energy 0.1 Materials 0.1 Common Stocks 97.7 Preferred Stocks 2.0 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.7 Preferred Stocks - 2.0 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 90.3 Taiwan 4.2 Singapore 1.7 Canada 1.0 Netherlands 1.0 United Kingdom 0.7 Finland 0.4 Thailand 0.2 Korea (South) 0.1 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.3 Taiwan - 4.2 Singapore - 1.7 Canada - 1.0 Netherlands - 1.0 United Kingdom - 0.7 Finland - 0.4 Thailand - 0.2 Korea (South) - 0.1 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 14.0 Alphabet Inc Class A 6.2 Alphabet Inc Class C 5.2 Microsoft Corp 4.2 Meta Platforms Inc Class A 4.2 Taiwan Semiconductor Manufacturing Co Ltd ADR 4.2 Amazon.com Inc 3.6 Micron Technology Inc 3.3 AppLovin Corp Class A 3.2 Eli Lilly & Co 3.0 51.1
VIP Growth Opportunities Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Growth Opportunities Portfolio
Class Name	VIP Growth Opportunities Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Growth Opportunities Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 33	0.62%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%
Net Assets	$ 5,280,341,930
Holdings Count | shares	197
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$5,280,341,930
Number of Holdings	197
Portfolio Turnover	100%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 53.8 Communication Services 21.3 Consumer Discretionary 8.1 Health Care 6.3 Industrials 4.9 Financials 3.6 Utilities 1.5 Consumer Staples 0.1 Energy 0.1 Materials 0.1 Common Stocks 97.7 Preferred Stocks 2.0 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.7 Preferred Stocks - 2.0 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 90.3 Taiwan 4.2 Singapore 1.7 Canada 1.0 Netherlands 1.0 United Kingdom 0.7 Finland 0.4 Thailand 0.2 Korea (South) 0.1 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.3 Taiwan - 4.2 Singapore - 1.7 Canada - 1.0 Netherlands - 1.0 United Kingdom - 0.7 Finland - 0.4 Thailand - 0.2 Korea (South) - 0.1 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 14.0 Alphabet Inc Class A 6.2 Alphabet Inc Class C 5.2 Microsoft Corp 4.2 Meta Platforms Inc Class A 4.2 Taiwan Semiconductor Manufacturing Co Ltd ADR 4.2 Amazon.com Inc 3.6 Micron Technology Inc 3.3 AppLovin Corp Class A 3.2 Eli Lilly & Co 3.0 51.1
VIP Growth Opportunities Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Growth Opportunities Portfolio
Class Name	VIP Growth Opportunities Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Growth Opportunities Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 30	0.55%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.55%
Net Assets	$ 5,280,341,930
Holdings Count | shares	197
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$5,280,341,930
Number of Holdings	197
Portfolio Turnover	100%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 53.8 Communication Services 21.3 Consumer Discretionary 8.1 Health Care 6.3 Industrials 4.9 Financials 3.6 Utilities 1.5 Consumer Staples 0.1 Energy 0.1 Materials 0.1 Common Stocks 97.7 Preferred Stocks 2.0 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.7 Preferred Stocks - 2.0 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 90.3 Taiwan 4.2 Singapore 1.7 Canada 1.0 Netherlands 1.0 United Kingdom 0.7 Finland 0.4 Thailand 0.2 Korea (South) 0.1 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.3 Taiwan - 4.2 Singapore - 1.7 Canada - 1.0 Netherlands - 1.0 United Kingdom - 0.7 Finland - 0.4 Thailand - 0.2 Korea (South) - 0.1 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 14.0 Alphabet Inc Class A 6.2 Alphabet Inc Class C 5.2 Microsoft Corp 4.2 Meta Platforms Inc Class A 4.2 Taiwan Semiconductor Manufacturing Co Ltd ADR 4.2 Amazon.com Inc 3.6 Micron Technology Inc 3.3 AppLovin Corp Class A 3.2 Eli Lilly & Co 3.0 51.1
VIP Growth & Income Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Growth & Income Portfolio
Class Name	VIP Growth & Income Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Growth & Income Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
Net Assets	$ 2,852,831,562
Holdings Count | shares	174
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$2,852,831,562
Number of Holdings	174
Portfolio Turnover	25%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.0 Industrials 18.5 Financials 15.7 Health Care 12.6 Energy 7.5 Consumer Staples 6.8 Communication Services 5.6 Consumer Discretionary 3.7 Utilities 2.3 Real Estate 0.8 Materials 0.7 Common Stocks 93.6 Preferred Stocks 2.5 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.6 Preferred Stocks - 2.5 Bonds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 United States 91.9 United Kingdom 2.5 Canada 1.8 Taiwan 1.4 Belgium 1.3 Netherlands 0.7 Italy 0.1 Sweden 0.1 France 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.9 United Kingdom - 2.5 Canada - 1.8 Taiwan - 1.4 Belgium - 1.3 Netherlands - 0.7 Italy - 0.1 Sweden - 0.1 France - 0.1 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 4.8 Wells Fargo & Co 4.6 NVIDIA Corp 4.3 GE Aerospace 4.3 Exxon Mobil Corp 3.7 Apple Inc 3.4 GE Vernova Inc 3.3 Bank of America Corp 2.9 Boeing Co 2.4 Broadcom Inc 2.3 36.0
VIP Growth & Income Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Growth & Income Portfolio
Class Name	VIP Growth & Income Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Growth & Income Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 2,852,831,562
Holdings Count | shares	174
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$2,852,831,562
Number of Holdings	174
Portfolio Turnover	25%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.0 Industrials 18.5 Financials 15.7 Health Care 12.6 Energy 7.5 Consumer Staples 6.8 Communication Services 5.6 Consumer Discretionary 3.7 Utilities 2.3 Real Estate 0.8 Materials 0.7 Common Stocks 93.6 Preferred Stocks 2.5 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.6 Preferred Stocks - 2.5 Bonds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 United States 91.9 United Kingdom 2.5 Canada 1.8 Taiwan 1.4 Belgium 1.3 Netherlands 0.7 Italy 0.1 Sweden 0.1 France 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.9 United Kingdom - 2.5 Canada - 1.8 Taiwan - 1.4 Belgium - 1.3 Netherlands - 0.7 Italy - 0.1 Sweden - 0.1 France - 0.1 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 4.8 Wells Fargo & Co 4.6 NVIDIA Corp 4.3 GE Aerospace 4.3 Exxon Mobil Corp 3.7 Apple Inc 3.4 GE Vernova Inc 3.3 Bank of America Corp 2.9 Boeing Co 2.4 Broadcom Inc 2.3 36.0
VIP Growth & Income Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Growth & Income Portfolio
Class Name	VIP Growth & Income Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Growth & Income Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 28	0.54%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
Net Assets	$ 2,852,831,562
Holdings Count | shares	174
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$2,852,831,562
Number of Holdings	174
Portfolio Turnover	25%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.0 Industrials 18.5 Financials 15.7 Health Care 12.6 Energy 7.5 Consumer Staples 6.8 Communication Services 5.6 Consumer Discretionary 3.7 Utilities 2.3 Real Estate 0.8 Materials 0.7 Common Stocks 93.6 Preferred Stocks 2.5 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.6 Preferred Stocks - 2.5 Bonds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 United States 91.9 United Kingdom 2.5 Canada 1.8 Taiwan 1.4 Belgium 1.3 Netherlands 0.7 Italy 0.1 Sweden 0.1 France 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.9 United Kingdom - 2.5 Canada - 1.8 Taiwan - 1.4 Belgium - 1.3 Netherlands - 0.7 Italy - 0.1 Sweden - 0.1 France - 0.1 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 4.8 Wells Fargo & Co 4.6 NVIDIA Corp 4.3 GE Aerospace 4.3 Exxon Mobil Corp 3.7 Apple Inc 3.4 GE Vernova Inc 3.3 Bank of America Corp 2.9 Boeing Co 2.4 Broadcom Inc 2.3 36.0
VIP Growth & Income Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Growth & Income Portfolio
Class Name	VIP Growth & Income Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Growth & Income Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 2,852,831,562
Holdings Count | shares	174
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$2,852,831,562
Number of Holdings	174
Portfolio Turnover	25%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.0 Industrials 18.5 Financials 15.7 Health Care 12.6 Energy 7.5 Consumer Staples 6.8 Communication Services 5.6 Consumer Discretionary 3.7 Utilities 2.3 Real Estate 0.8 Materials 0.7 Common Stocks 93.6 Preferred Stocks 2.5 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.6 Preferred Stocks - 2.5 Bonds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 United States 91.9 United Kingdom 2.5 Canada 1.8 Taiwan 1.4 Belgium 1.3 Netherlands 0.7 Italy 0.1 Sweden 0.1 France 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.9 United Kingdom - 2.5 Canada - 1.8 Taiwan - 1.4 Belgium - 1.3 Netherlands - 0.7 Italy - 0.1 Sweden - 0.1 France - 0.1 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 4.8 Wells Fargo & Co 4.6 NVIDIA Corp 4.3 GE Aerospace 4.3 Exxon Mobil Corp 3.7 Apple Inc 3.4 GE Vernova Inc 3.3 Bank of America Corp 2.9 Boeing Co 2.4 Broadcom Inc 2.3 36.0
VIP Dynamic Capital Appreciation Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Dynamic Capital Appreciation Portfolio
Class Name	VIP Dynamic Capital Appreciation Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Dynamic Capital Appreciation Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 46	0.86%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.86%
Net Assets	$ 328,377,585
Holdings Count | shares	164
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$328,377,585
Number of Holdings	164
Portfolio Turnover	92%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.3 Consumer Discretionary 13.1 Industrials 10.9 Financials 9.8 Communication Services 9.1 Health Care 6.8 Consumer Staples 5.7 Energy 5.1 Materials 2.3 Real Estate 1.6 Utilities 0.3 Common Stocks 96.8 Preferred Stocks 1.2 Fixed-Income Funds 0.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Preferred Stocks - 1.2 Fixed-Income Funds - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 87.1 Korea (South) 3.1 Taiwan 2.8 Brazil 1.9 United Kingdom 1.5 Canada 1.5 Germany 1.0 Netherlands 0.9 Norway 0.2 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.1 Korea (South) - 3.1 Taiwan - 2.8 Brazil - 1.9 United Kingdom - 1.5 Canada - 1.5 Germany - 1.0 Netherlands - 0.9 Norway - 0.2 Israel - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.8 Amazon.com Inc 5.8 Alphabet Inc Class A 3.9 Apple Inc 2.9 Microsoft Corp 2.7 Micron Technology Inc 2.6 Broadcom Inc 2.5 Meta Platforms Inc Class A 2.4 Western Digital Corp 2.3 Alphabet Inc Class C 2.2 36.1
VIP Dynamic Capital Appreciation Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Dynamic Capital Appreciation Portfolio
Class Name	VIP Dynamic Capital Appreciation Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Dynamic Capital Appreciation Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 38	0.71%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.71%
Net Assets	$ 328,377,585
Holdings Count | shares	164
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$328,377,585
Number of Holdings	164
Portfolio Turnover	92%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.3 Consumer Discretionary 13.1 Industrials 10.9 Financials 9.8 Communication Services 9.1 Health Care 6.8 Consumer Staples 5.7 Energy 5.1 Materials 2.3 Real Estate 1.6 Utilities 0.3 Common Stocks 96.8 Preferred Stocks 1.2 Fixed-Income Funds 0.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Preferred Stocks - 1.2 Fixed-Income Funds - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 87.1 Korea (South) 3.1 Taiwan 2.8 Brazil 1.9 United Kingdom 1.5 Canada 1.5 Germany 1.0 Netherlands 0.9 Norway 0.2 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.1 Korea (South) - 3.1 Taiwan - 2.8 Brazil - 1.9 United Kingdom - 1.5 Canada - 1.5 Germany - 1.0 Netherlands - 0.9 Norway - 0.2 Israel - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.8 Amazon.com Inc 5.8 Alphabet Inc Class A 3.9 Apple Inc 2.9 Microsoft Corp 2.7 Micron Technology Inc 2.6 Broadcom Inc 2.5 Meta Platforms Inc Class A 2.4 Western Digital Corp 2.3 Alphabet Inc Class C 2.2 36.1
VIP Dynamic Capital Appreciation Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Dynamic Capital Appreciation Portfolio
Class Name	VIP Dynamic Capital Appreciation Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Dynamic Capital Appreciation Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 37	0.69%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%
Net Assets	$ 328,377,585
Holdings Count | shares	164
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$328,377,585
Number of Holdings	164
Portfolio Turnover	92%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.3 Consumer Discretionary 13.1 Industrials 10.9 Financials 9.8 Communication Services 9.1 Health Care 6.8 Consumer Staples 5.7 Energy 5.1 Materials 2.3 Real Estate 1.6 Utilities 0.3 Common Stocks 96.8 Preferred Stocks 1.2 Fixed-Income Funds 0.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Preferred Stocks - 1.2 Fixed-Income Funds - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 87.1 Korea (South) 3.1 Taiwan 2.8 Brazil 1.9 United Kingdom 1.5 Canada 1.5 Germany 1.0 Netherlands 0.9 Norway 0.2 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.1 Korea (South) - 3.1 Taiwan - 2.8 Brazil - 1.9 United Kingdom - 1.5 Canada - 1.5 Germany - 1.0 Netherlands - 0.9 Norway - 0.2 Israel - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.8 Amazon.com Inc 5.8 Alphabet Inc Class A 3.9 Apple Inc 2.9 Microsoft Corp 2.7 Micron Technology Inc 2.6 Broadcom Inc 2.5 Meta Platforms Inc Class A 2.4 Western Digital Corp 2.3 Alphabet Inc Class C 2.2 36.1
VIP Dynamic Capital Appreciation Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Dynamic Capital Appreciation Portfolio
Class Name	VIP Dynamic Capital Appreciation Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Dynamic Capital Appreciation Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 33	0.61%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.61%
Net Assets	$ 328,377,585
Holdings Count | shares	164
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$328,377,585
Number of Holdings	164
Portfolio Turnover	92%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.3 Consumer Discretionary 13.1 Industrials 10.9 Financials 9.8 Communication Services 9.1 Health Care 6.8 Consumer Staples 5.7 Energy 5.1 Materials 2.3 Real Estate 1.6 Utilities 0.3 Common Stocks 96.8 Preferred Stocks 1.2 Fixed-Income Funds 0.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Preferred Stocks - 1.2 Fixed-Income Funds - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 87.1 Korea (South) 3.1 Taiwan 2.8 Brazil 1.9 United Kingdom 1.5 Canada 1.5 Germany 1.0 Netherlands 0.9 Norway 0.2 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.1 Korea (South) - 3.1 Taiwan - 2.8 Brazil - 1.9 United Kingdom - 1.5 Canada - 1.5 Germany - 1.0 Netherlands - 0.9 Norway - 0.2 Israel - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.8 Amazon.com Inc 5.8 Alphabet Inc Class A 3.9 Apple Inc 2.9 Microsoft Corp 2.7 Micron Technology Inc 2.6 Broadcom Inc 2.5 Meta Platforms Inc Class A 2.4 Western Digital Corp 2.3 Alphabet Inc Class C 2.2 36.1
VIP Balanced Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Balanced Portfolio
Class Name	VIP Balanced Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Balanced Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 8,938,418,661
Holdings Count | shares	360
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$8,938,418,661
Number of Holdings	360
Portfolio Turnover	38%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 21.1 AAA 1.9 AA 0.1 A 3.1 BBB 4.5 BB 0.8 B 0.2 Not Rated 3.1 Equities 65.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 21.1 AAA - 1.9 AA - 0.1 A - 3.1 BBB - 4.5 BB - 0.8 B - 0.2 Not Rated - 3.1 Equities - 65.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 24.6 Financials 11.7 Communication Services 7.7 Industrials 6.2 Health Care 6.2 Consumer Discretionary 6.1 Consumer Staples 3.0 Energy 2.7 Real Estate 1.9 Utilities 1.7 Materials 1.2 Common Stocks 64.6 Bonds 34.8 Preferred Stocks 0.6 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 64.6 Bonds - 34.8 Preferred Stocks - 0.6 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 11.6 NVIDIA Corp 5.5 Alphabet Inc Class A 4.6 US Treasury Bonds 4.2 Apple Inc 3.9 Amazon.com Inc 2.7 Microsoft Corp 2.4 Fannie Mae Mortgage pass-thru certificates 1.8 Broadcom Inc 1.8 Freddie Mac Gold Pool 1.5 40.0
VIP Balanced Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Balanced Portfolio
Class Name	VIP Balanced Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Balanced Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Net Assets	$ 8,938,418,661
Holdings Count | shares	360
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$8,938,418,661
Number of Holdings	360
Portfolio Turnover	38%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 21.1 AAA 1.9 AA 0.1 A 3.1 BBB 4.5 BB 0.8 B 0.2 Not Rated 3.1 Equities 65.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 21.1 AAA - 1.9 AA - 0.1 A - 3.1 BBB - 4.5 BB - 0.8 B - 0.2 Not Rated - 3.1 Equities - 65.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 24.6 Financials 11.7 Communication Services 7.7 Industrials 6.2 Health Care 6.2 Consumer Discretionary 6.1 Consumer Staples 3.0 Energy 2.7 Real Estate 1.9 Utilities 1.7 Materials 1.2 Common Stocks 64.6 Bonds 34.8 Preferred Stocks 0.6 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 64.6 Bonds - 34.8 Preferred Stocks - 0.6 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 11.6 NVIDIA Corp 5.5 Alphabet Inc Class A 4.6 US Treasury Bonds 4.2 Apple Inc 3.9 Amazon.com Inc 2.7 Microsoft Corp 2.4 Fannie Mae Mortgage pass-thru certificates 1.8 Broadcom Inc 1.8 Freddie Mac Gold Pool 1.5 40.0
VIP Balanced Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Balanced Portfolio
Class Name	VIP Balanced Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Balanced Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
Net Assets	$ 8,938,418,661
Holdings Count | shares	360
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$8,938,418,661
Number of Holdings	360
Portfolio Turnover	38%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 21.1 AAA 1.9 AA 0.1 A 3.1 BBB 4.5 BB 0.8 B 0.2 Not Rated 3.1 Equities 65.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 21.1 AAA - 1.9 AA - 0.1 A - 3.1 BBB - 4.5 BB - 0.8 B - 0.2 Not Rated - 3.1 Equities - 65.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 24.6 Financials 11.7 Communication Services 7.7 Industrials 6.2 Health Care 6.2 Consumer Discretionary 6.1 Consumer Staples 3.0 Energy 2.7 Real Estate 1.9 Utilities 1.7 Materials 1.2 Common Stocks 64.6 Bonds 34.8 Preferred Stocks 0.6 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 64.6 Bonds - 34.8 Preferred Stocks - 0.6 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 11.6 NVIDIA Corp 5.5 Alphabet Inc Class A 4.6 US Treasury Bonds 4.2 Apple Inc 3.9 Amazon.com Inc 2.7 Microsoft Corp 2.4 Fannie Mae Mortgage pass-thru certificates 1.8 Broadcom Inc 1.8 Freddie Mac Gold Pool 1.5 40.0
VIP Balanced Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Balanced Portfolio
Class Name	VIP Balanced Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Balanced Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 8,938,418,661
Holdings Count | shares	360
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$8,938,418,661
Number of Holdings	360
Portfolio Turnover	38%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 21.1 AAA 1.9 AA 0.1 A 3.1 BBB 4.5 BB 0.8 B 0.2 Not Rated 3.1 Equities 65.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 21.1 AAA - 1.9 AA - 0.1 A - 3.1 BBB - 4.5 BB - 0.8 B - 0.2 Not Rated - 3.1 Equities - 65.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 24.6 Financials 11.7 Communication Services 7.7 Industrials 6.2 Health Care 6.2 Consumer Discretionary 6.1 Consumer Staples 3.0 Energy 2.7 Real Estate 1.9 Utilities 1.7 Materials 1.2 Common Stocks 64.6 Bonds 34.8 Preferred Stocks 0.6 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 64.6 Bonds - 34.8 Preferred Stocks - 0.6 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 11.6 NVIDIA Corp 5.5 Alphabet Inc Class A 4.6 US Treasury Bonds 4.2 Apple Inc 3.9 Amazon.com Inc 2.7 Microsoft Corp 2.4 Fannie Mae Mortgage pass-thru certificates 1.8 Broadcom Inc 1.8 Freddie Mac Gold Pool 1.5 40.0